JPMORGAN INSURANCE TRUST

April 29, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Filing Desk

Re:	JPMorgan Insurance Trust (the “Trust”)

File Nos. 811-7874 and 33-66080

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses for the Trust do not differ from those contained in Post-Effective Amendment No. 33 (Amendment No. 34 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A, filed electronically on April 23, 2009.

If you have any questions or comments, please call the undersigned at (614) 248-7598.

Sincerely,

/s/ Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary